S000011203 [Member] Investment Risks - Dodge & Cox International Stock Fund	Dec. 31, 2024
Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, national, regional or global events such as adverse political events, the imposition of tariffs or trade restrictions, war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, inflation, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein.

Manager risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies.

Non U S investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Non‑U.S. investment risk. Securities of non‑U.S. issuers (including ADRs, ADSs, GDRs and other securities that represent interests in a non‑U.S. issuer’s securities) may be more volatile, harder to value, and have lower overall liquidity than U.S. securities. Non‑U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non‑U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non‑U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. The Fund generally holds non‑U.S. securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. There may be increased risk of delayed transaction settlement. These risks may be higher when investing in emerging and frontier markets. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non‑U.S. operations.

Emerging markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. In addition, companies in emerging markets may be subject to less stringent standards on disclosure, accounting and financial reporting, and recordkeeping, which may affect the Fund’s ability to evaluate potential and current investments. Relatedly, securities of companies in emerging markets that are listed on exchanges may be delisted if they do not meet relevant accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities. Governments in emerging market countries may exercise greater control over their financial markets, more frequently make significant changes to economic policy, be less stable and be more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, investor protection regimes may be more limited in emerging markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non‑U.S. markets.

Non U S currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Non‑U.S. currency risk. Non‑U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure and may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

Derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Derivatives risk. Investing with derivatives, such as currency forward contracts, currency swaps, and equity options, equity index futures and total return swaps, and other similar investments (collectively referred to as “derivatives”) involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives may be unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. As a result, the Fund may be required to continue making required margin and settlement payments and, if the Fund has insufficient cash on hand to meet such requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. For over‑the‑counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Derivatives also can create operational and legal risk. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Geographic risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Geographic risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging market or frontier market countries.

Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Equity risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.